                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:12-31-2011

Check here if Amendment [_]; Amendment Number:_____
This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         DSM Capital Partners
Address:      116 Radio Circle Drive
              Suite 200
              Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Stephen E. Memishian
Title:        Managing Partner
Phone:        914-242-1900

Signature, Place, and Date of Signing:

/s/ Stephen E. Memishian        Mount Kisco, NY                02/13/12
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name

     28-
        -----------------          ------------------------
     [Repeat as necessary.]

Report  Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  85

Form 13F Information Table Value Total:  3,341,229,000
                                         ---------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If thereare no entries in this list, state "NONE" and omit the column headings and list entries.]

     None

     [Repeat as necessary.]

                                                                                                                    ITEM 8:
                                                                     ITEM 5:                               -------------------------
                                       ITEM 3      ITEM 4:    --------------------   ITEM 6:     ITEM 7:   VOTING AUTHORITY (SHARES)
ITEM 1:                    ITEM 2:     CUSIP     FAIR MARKET   SHARES OR SH/  PUT/ INVESTMENT   MANAGERS   -------------------------
NAME OF ISSUER         TITLE OF CLASS  NUMBER   VALUE (X1000)   PRN AMT  PRIN CALL DISCRETION SEE INSTR. V A) SOLE B)SHARED  C)NONE
---------------------- -------------- --------- ------------- ---------- ---- ---- ---------- ------------ ------- --------- -------
3M Company             Common Stocks  88579Y101    122,075.00  1,493,642   SH    0       SOLE               38,763   282,634     201
Accenture              Non-US Incorp.
                       Common Stock   G1151C101        878.00     16,500   SH    0       SOLE                    0         0       0
Affiliated Managers    Common Stocks  008252108        548.00      5,710   SH    0       SOLE                    0         0       0
Airgas                 Common Stocks  009363102        734.00      9,405   SH    0       SOLE                    0         0       0
Alexion
 Pharmaceuticals       Common Stocks  015351109      1,069.00     14,950   SH    0       SOLE                    0         0       0
Allergan               Common Stocks  018490102    119,513.00  1,362,128   SH    0       SOLE               35,792   251,861     186
Ansys                  Common Stocks  03662Q105        807.00     14,080   SH    0       SOLE                    0         0       0
Apple Computer         Common Stocks  037833100    281,933.00    696,131   SH    0       SOLE               16,724   125,623      87
Aruba Networks         Common Stocks  043176106        338.00     18,265   SH    0       SOLE                    0         0       0
Autodesk               Common Stocks  052769106        460.00     15,180   SH    0       SOLE                    0         0       0
Baidu Inc.             ADR            056752108        221.00      1,900   SH    0       SOLE                    0         0       0
Baker Hughes           Common Stocks  057224107     99,414.00 2,043,862    SH    0       SOLE               52,951   380,297     281
BE Aerospace           Common Stocks  073302101        631.00     16,305   SH    0       SOLE                    0         0       0
Cardtronics            Common Stocks  14161H108        463.00     17,110   SH    0       SOLE                    0         0       0
CareFusion             Common Stocks  14170T101        526.00     20,710   SH    0       SOLE                    0         0       0
Celgene                Common Stocks  151020104    215,632.00  3,189,833   SH    0       SOLE               76,376   574,932     397
Check Point Software   Non-US Incorp.
                       Common Stock   M22465104        672.00     12,790   SH    0       SOLE                    0         0       0
China Shenhua Energy
 Company               ADR            16942A302        829.00     19,105   SH    0       SOLE                    0         0       0
Citrix Systems         Common Stocks  177376100        623.00     10,262   SH    0       SOLE                    0         0       0
Cognizant Technology
 Solutions             Common Stocks  192446102    132,118.00  2,054,393   SH    0       SOLE               53,552   403,586     277
Complete Production    Common Stocks  20453E109        561.00     16,710   SH    0       SOLE                    0         0       0
Core Laboratories      Non-US Incorp.
                       Common Stock   N22717107        594.00      5,215   SH    0       SOLE                    0         0       0
Danone S.A.            ADR            23636T100      9,249.00    733,517   SH    0       SOLE                    0    23,977       0
Discovery
 Communications        Common Stocks  25470F104     73,642.00  1,797,465   SH    0       SOLE               40,090   301,449     208
Dollar General         Common Stocks  256677105    123,721.00  3,007,329   SH    0       SOLE               78,074   590,690     408
Expeditors
 International         Common Stocks  302130109    100,273.00  2,448,060   SH    0       SOLE               62,856   475,576     324
F5 Networks            Common Stocks  315616102     92,130.00    868,160   SH    0       SOLE               22,830   171,419     119
Family Dollar Stores   Common Stocks  307000109        705.00     12,220   SH    0       SOLE                    0         0       0
FMC Technologies       Common Stocks  30249U101        493.00      9,430   SH    0       SOLE                    0         0       0
Franklin Resources     Common Stocks  354613101     50,764.00    528,464   SH    0       SOLE               13,722    97,494      74
General Electric       Common Stocks  369604103    121,137.00  6,763,689   SH    0       SOLE              167,017 1,232,675     936
GNC Holdings           Common Stocks  36191G107        857.00     29,595   SH    0       SOLE                    0         0       0
Google                 Common Stocks  38259P508     74,880.00    115,930   SH    0       SOLE                2,963    22,457      15
Henry Schein           Common Stocks  806407102        548.00      8,500   SH    0       SOLE                    0         0       0
Hologic                Common Stocks  436440101        355.00     20,255   SH    0       SOLE                    0         0       0
Home Inns & Hotels
 Management            ADR            43713W107        688.00     26,675   SH    0       SOLE                    0         0       0
IDEXX Laboratories     Common Stocks  45168D104        600.00      7,790   SH    0       SOLE                    0         0       0
Intercontinental
 Exchange              Common Stocks  45865V100        476.00      3,950   SH    0       SOLE                    0         0       0
Intuitive Surgical     Common Stocks  46120E602     82,039.00    177,186   SH    0       SOLE                4,598    34,749      24
IPG Photonics          Common Stocks  44980X109        368.00     10,855   SH    0       SOLE                    0         0       0
iShares Russell        Exchange
 1000 Growth           Traded Fund    464287614     10,072.00    174,288   SH    0       SOLE                    0   142,823       0
Kraft Foods            Common Stocks  50075N104      1,760.00     47,100   SH    0       SOLE                    0         0       0
Las Vegas Sands        Common Stocks  517834107     76,262.00  1,784,740   SH    0       SOLE               47,731   359,183     248
Marsh & McLennan       Common Stocks  571748102        909.00     28,750   SH    0       SOLE                    0         0       0
Medidata Solutions     Common Stocks  58471A105        596.00     27,400   SH    0       SOLE                    0         0       0
Monotype Imaging       Common Stocks  61022P100        497.00     31,885   SH    0       SOLE                    0         0       0
Monsanto               Common Stocks  61166W101     91,587.00  1,307,076   SH    0       SOLE               34,114   257,366     177
National Instruments   Common Stocks  636518102        580.00     22,364   SH    0       SOLE                    0         0       0
National Oilwell Varco Common Stocks  637071101        673.00      9,900   SH    0       SOLE                    0         0       0
Nestle SA              ADR            641069406     84,108.00  1,456,498   SH    0       SOLE               39,256   298,683     205
NetApp                 Common Stocks  64110D104     76,228.00  2,101,658   SH    0       SOLE               55,058   404,354     290
Nike                   Common Stocks  654106103     70,800.00    734,661   SH    0       SOLE               19,189   144,442      99
Nuance Communications  Common Stocks  67020Y100        412.00     16,385   SH    0       SOLE                    0         0       0
Philip Morris
 International         Common Stocks  718172109    118,916.00  1,515,234   SH    0       SOLE               42,331   312,256     220
Praxair                Common Stocks  74005P104     85,192.00    796,934   SH    0       SOLE               20,817   156,127     108
Priceline.com          Common Stocks  741503403    104,157.00    222,696   SH    0       SOLE                5,800    43,650      30
Radware Ltd            Non-US Incorp.
                       Common Stock   M81873107        543.00     18,555   SH    0       SOLE                    0         0       0
Ross Stores            Common Stocks  778296103        315.00      6,630   SH    0       SOLE                    0         0       0
Rovi Corp              Common Stocks  779376102     20,855.00    848,455   SH    0       SOLE               20,944   137,104     121
SABMiller              ADR            78572M105     77,863.00  2,210,812   SH    0       SOLE               62,723   473,302     326
Salix Pharmaceuticals  Common Stocks  795435106        950.00     19,850   SH    0       SOLE                    0         0       0
Schlumberger           Non-US Incorp.
                       Common Stock   806857108    148,070.00  2,167,606   SH    0       SOLE               52,475   387,182     273
Scripps Networks       Common Stocks  811065101        471.00     11,095   SH    0       SOLE                    0         0       0
Shire PLC              ADR            82481R106    152,087.00  1,463,781   SH    0       SOLE               39,302   297,642     206
SPDR Trust Series 1    Exchange
                       Traded Fund    78462F103         55.00        435   SH    0       SOLE                    0         0       0
Starbucks              Common Stocks  855244109     98,002.00  2,130,023   SH    0       SOLE               55,208   414,903     286
Tencent Holdings       ADR            88032Q109     72,975.00  3,630,665   SH    0       SOLE               95,236   680,713     514
The Cooper Companies   Common Stocks  216648402        801.00     11,360   SH    0       SOLE                    0         0       0
Tiffany & Co.          Common Stocks  886547108     32,731.00    493,974   SH    0       SOLE               12,787    96,305      67
Time Warner Cable      Common Stocks  88732J207      4,960.00     78,018   SH    0       SOLE                  143         0       0
VeriFone Systems       Common Stocks  92342Y109        500.00     14,075   SH    0       SOLE                    0         0       0
Visa                   Common Stocks  92826C839    209,560.00  2,064,027   SH    0       SOLE               48,515   366,432     253
Vitamin Shoppe         Common Stocks  92849E101        692.00     17,350   SH    0       SOLE                    0         0       0
Waddell & Reed
 Financial             Common Stocks  930059100        335.00     13,535   SH    0       SOLE                    0         0       0
Wright Express         Common Stocks  98233Q105        564.00     10,395   SH    0       SOLE                    0         0       0
Wynn Macau             ADR            98313R106      2,068.00     82,361   SH    0       SOLE                    0         0       0
Yum! Brands            Common Stocks  988498101     80,519.00  1,364,493   SH    0       SOLE               35,565   267,396     184
                                                -------------
   COLUMN TOTAL$                                 3,341,229.00
                                                -------------